Income Taxes - Schedule of Reconciliation of Net Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ 66.2	$ 10.2
Tax recovery during the year recognized in net income	42.4	50.4
Impact of foreign exchange	3.5	(4.4)
Tax effect on equity items	0.6	8.3
Deferred taxes acquired through business combinations	(57.0)	1.7
Balance, end of the year	$ 55.7	$ 66.2